Capital commitments (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Schedule of capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at December 31, 2022	As at December 31, 2021
	€m	€m
Property, plant and equipment	11.1	21.3
Intangible assets	11.2	1.7
Total	22.3	23.0